Commitments and Contingencies - Operating leases, purchase, and capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating lease commitments
Rental expense of operating lease	$ 24,500	$ 28,300	$ 27,300
Operating leases commitments
Total	33,229
Less than One Year	9,110
One to Three Years	13,522
Three to Five Years	10,506
More than Five Years	91
Purchase commitments
Total	295,112
Less than One Year	241,021
One to Three Years	53,836
Three to Five Years	255
Capital commitments
Total	22,396
Less than One Year	22,396
Agreement for the construction of a new office building in Zhongguancun Software Park, Haidian District, Beijing
Purchase commitments
Amount paid as of balance sheet date	$ 20,000